INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2023	06/30/2022	06/30/2021
Cash at bank and on hand	48,129,194	32,912,886	28,327,569
Money market funds	—	562,380	7,718,544
	48,129,194	33,475,266	36,046,113

7.2.  Other financial assets

	06/30/2023	06/30/2022	06/30/2021
Current
Restricted short-term deposits	212,703	265,123	425,976
US Treasury bills	9,163,298	—	7,885,937
Mutual funds	1,596,539	2,913,519	—
Other investments	1,162,480	2,222,491	2,849,485
	12,135,020	5,401,133	11,161,398

	06/30/2023	06/30/2022	06/30/2021
Non-current
Shares of Bioceres S.A.	444,635	444,870	355,251
Other investments	274	174,971	742,211
	444,909	619,841	1,097,462

7.3.  Trade receivables

	06/30/2023	06/30/2022	06/30/2021
Current
Trade debtors	160,269,233	111,950,965	87,709,287
Allowance for impairment of trade debtors	(7,425,604)	(7,142,252)	(5,858,503)
Shareholders and other related parties (Note 17)	—	640,258	—
Allowance for credit notes to be issued	(3,694,019)	(1,961,463)	(2,987,398)
Trade debtors - Joint ventures and associates (Note 17)	865,627	22,429	221,048
Deferred checks	7,991,237	8,242,373	9,699,738
	158,006,474	111,752,310	88,784,172

	06/30/2023	06/30/2022	06/30/2021
Non-current
Trade debtors	—	200,412	135,739
	—	200,412	135,739

The book value is reasonably approximate to the fair value given its short-term nature.

Variations in the allowance for uncollectible trade receivables are reported in Note 7.17.

7.4.  Other receivables

	06/30/2023	06/30/2022	06/30/2021
Current
Taxes	6,113,764	9,071,643	6,048,533
Receivables for PP&E sales	156,423	1,734,281	—
Shareholders and other related parties (Note 17)	3,792,429	1,182	1,547
Other receivables - Parents companies and related parties to Parents (Note 17)	—	—	770,549
Other receivables - Joint ventures and associates (Note 17)	6,104,219	2,987,765	2,219,863
Prepayments to suppliers	10,956,831	4,648,164	1,646,614
Prepayments to suppliers - Shareholders and other related parties (Note 17)	—	—	132,625
Reimbursements over exports	10,558	10,549	10,547
Prepaid expenses and other receivables	1,302,221	1,110	1,021
Loans receivables	—	230,000	230,000
Miscellaneous	388,553	642,890	92,406
	28,824,998	19,327,584	11,153,705

	06/30/2023	06/30/2022	06/30/2021
Non-current
Taxes	873,699	218,159	862,771
Reimbursements over exports	1,290,227	2,036,040	1,680,371
Loans receivables	230,000	—	—
Miscellaneous	152,315	—	—
	2,546,241	2,254,199	2,543,142

The book value of financial instruments in this note is reasonable.

7.5.  Inventories

	06/30/2023	06/30/2022	06/30/2021
Seeds	1,542,159	1,183,915	404,774
Resale products	58,544,931	35,080,737	21,368,521
Manufactured products	25,881,761	21,725,042	10,902,683
Goods in transit	3,620,606	4,340,232	1,169,303
Supplies	24,893,187	17,534,434	6,320,594
Agricultural products	28,436,830	47,284,512	21,984,626
Allowance for obsolescence	(2,492,499)	(1,104,750)	(1,112,950)
	140,426,975	126,044,122	61,037,551

Net of agricultural products	111,990,145	78,759,610	39,052,925

The roll-forward of allowance for obsolescence is in Note 7.17. Inventories recognized as an expense during the years ended June 30, 2023, 2022 and 2021 amounted to $212.2 million, $190.3 million, and $102.4 million, respectively. Those expenses were included in cost of sales.

7.6.  Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	147,553	55,348	191,481	159,996	56,176	610,554
Costs incurred during the year	986,505	721,294	477,102	185,360	83,651	2,453,912
Decrease due to harvest/disposals	(1,134,058)	(776,642)	(625,211)	(299,199)	(139,827)	(2,974,937)
Year ended June 30, 2023	—	—	87,785	59,057	—	146,842

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	54,162	27,646	2,230,959	3,071	—	2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,539,061	1,088,089	1,601,002	128,836	31,042	6,388,030
Costs incurred during the year	10,888,076	756,821	20,623,599	83,356	31,812	32,383,664
Exchange differences	122,077	6,996	564,649	776	296	694,794
Decrease due to harvest	(14,603,376)	(1,879,552)	(24,975,796)	(203,139)	(63,150)	(41,725,013)
Year ended June 30, 2022	—	—	44,413	12,900	—	57,313

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the year	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets at the point of harvest	981,551	250,443	284,903	35,847	741,799	531,712	2,826,255
Costs incurred during the year	252,504	417,586	241,610	37,115	17,716,018	7,053,929	25,718,762
Exchange differences	(113,718)	(153,795)	(65,797)	(16,876)	(2,823,643)	(1,153,734)	(4,327,563)
Decrease due to harvest	(1,171,276)	(758,342)	(484,044)	(87,065)	(15,634,174)	(4,732,443)	(22,867,344)
Year ended June 30, 2021	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838

7.7.  Property, plant and equipment

Property, plant and equipment as of June 30, 2023, 2022 and 2021, included the following:

	06/30/2023	06/30/2022	06/30/2021
Gross carrying amount	93,634,779	71,521,454	63,974,402
Accumulated depreciation	(25,780,944)	(21,613,129)	(16,019,806)
Net carrying amount	67,853,835	49,908,325	47,954,596

Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2023	06/30/2022	06/30/2021
Office equipment	263,892	269,538	288,920
Vehicles	2,032,853	2,665,074	1,835,634
Equipment and computer software	174,399	231,676	67,105
Fixtures and fittings	2,862,949	3,546,919	2,967,431
Machinery and equipment	14,463,756	5,811,960	5,125,728
Land and buildings	36,144,792	34,240,384	35,674,513
Buildings in progress	11,911,194	3,142,774	1,995,265
Total	67,853,835	49,908,325	47,954,596

1.   Gross carrying amount as of June 30, 2023 is as follows

	Gross carrying amount
			Additions
	As of the		from			Foreign
	beginning		business			currency	As of the end
Class	of the year	Additions	combination	Disposals	Revaluation	translation	of the year
Office equipment	908,004	57,835	—	(4,235)	—	6,484	968,088
Vehicles	5,261,979	353,886	—	(130,583)	—	7,037	5,492,319
Equipment and computer software	925,349	90,055	12,469	(64,648)	—	11,284	974,509
Fixtures and fittings	7,606,389	47,444	5,379	—	—	4,687	7,663,899
Machinery and equipment	13,017,830	3,534,130	7,047,496	(195,327)	—	108,918	23,513,047
Land and buildings	40,659,129	4,100	4,750,136	—	(2,394,269)	92,627	43,111,723
Buildings in progress	3,142,774	7,198,309	1,285,092	—	—	285,019	11,911,194
Total	71,521,454	11,285,759	13,100,572	(394,793)	(2,394,269)	516,056	93,634,779

2.   Accumulated depreciation as of June 30, 2023 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
Class	the year	Disposals	Of the year	translation	Revaluation	of the year
Office equipment	638,466	(3,715)	67,711	1,734	—	704,196
Vehicles	2,596,905	(110,323)	959,879	13,005	—	3,459,466
Equipment and computer software	693,673	(44,301)	141,839	8,899	—	800,110
Fixtures and fittings	4,059,470	—	737,816	3,664	—	4,800,950
Machinery and equipment	7,205,870	(173,690)	1,988,931	28,180	—	9,049,291
Land and buildings	6,418,745	—	937,098	19,551	(408,463)	6,966,931
Total	21,613,129	(332,029)	4,833,274	75,033	(408,463)	25,780,944

3.   Gross carrying amount as of June 30, 2022 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the end
Class	of the year	Additions	Transfers	Disposals	translation	Revaluation	of the year
Office equipment	762,825	35,039	—	—	110,140	—	908,004
Vehicles	3,512,217	1,113,557	8,238	(233,674)	861,641	—	5,261,979
Equipment and computer software	592,126	235,216	—	(59,016)	157,023	—	925,349
Fixtures and fittings	5,637,943	—	397,628	(13)	1,570,831	—	7,606,389
Machinery and equipment	9,987,811	656,043	86,945	(46,303)	2,333,334	—	13,017,830
Land and buildings	41,486,215	—	188,222	(1,345,352)	9,458,810	(9,128,766)	40,659,129
Buildings in progress	1,995,265	1,418,935	(681,033)	(427,093)	836,700	—	3,142,774
Total	63,974,402	3,458,790	—	(2,111,451)	15,328,479	(9,128,766)	71,521,454

4.   Accumulated depreciation as of June 30, 2022 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
Class	the year	Disposals	Of the year	translation	Revaluation	of the year
Office equipment	473,905	—	55,420	109,141	—	638,466
Vehicles	1,676,583	(211,024)	956,409	174,937	—	2,596,905
Equipment and computer software	525,021	(58,667)	136,708	90,611	—	693,673
Fixtures and fittings	2,670,512	—	728,528	660,430	—	4,059,470
Machinery and equipment	4,862,083	(5,016)	1,169,606	1,179,197	—	7,205,870
Land and buildings	5,811,702	—	722,334	1,453,483	(1,568,774)	6,418,745
Total	16,019,806	(274,707)	3,769,005	3,667,799	(1,568,774)	21,613,129

5.   Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from			Foreign
	beginning		business			currency		As of the
Class	of year	Additions	combination	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	579,882	66,331	5,491	—	(5,622)	116,743	—	762,825
Vehicles	2,977,542	987,101	466,024	—	(1,045,656)	127,206	—	3,512,217
Equipment and computer software	465,679	66,263	13,952	—	—	46,232	—	592,126
Fixtures and fittings	5,480,431	50,976	—	85,490	—	21,046	—	5,637,943
Machinery and equipment	9,054,701	604,307	—	—	(10,240)	339,043	—	9,987,811
Land and buildings	34,698,618	—	1,466,578	2,517,158	—	4,022,972	(1,219,111)	41,486,215
Buildings in progress	1,270,539	1,030,847	—	(438,492)	—	132,371	—	1,995,265
Total	54,527,392	2,805,825	1,952,045	2,164,156	(1,061,518)	4,805,613	(1,219,111)	63,974,402

6.   Accumulated depreciation as of June 30, 2021 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end
Class	year	Transfers	Of the year	translation	Revaluation	of year
Office equipment	391,602	(3,265)	45,174	40,394	—	473,905
Vehicles	1,828,087	(974,102)	689,273	133,325	—	1,676,583
Equipment and computer software	433,231	—	50,949	40,841	—	525,021
Fixtures and fittings	1,801,356	—	683,537	185,619	—	2,670,512
Machinery and equipment	3,605,468	(10,239)	898,522	368,332	—	4,862,083
Land and buildings	4,952,542	—	681,084	517,991	(339,915)	5,811,702
Total	13,012,286	(987,606)	3,048,539	1,286,502	(339,915)	16,019,806

The depreciation charge is included in Notes 8.3 and 8.4.The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

The Group updates frequently their assessment of the fair value of its land and buildings taking into account the most recent independent valuations and market data. Valuations were performed as of June 30, 2023, 2022 and 2021. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 2 or 3 depending on the methodology used.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

	Cost value
Class of property	06/30/2023	06/30/2022	06/30/2021
Land and buildings	21,161,294	20,661,443	17,937,729

7.8.  Intangible assets

Intangible assets as of June 30, 2023, 2022 and 2021 included the following:

	06/30/2023	06/30/2022	06/30/2021
Gross carrying amount	202,306,618	94,229,557	78,019,203
Accumulated amortization	(28,522,662)	(17,524,688)	(10,676,841)
Net carrying amount	173,783,956	76,704,869	67,342,362

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2023 (1)	06/30/2022	06/30/2021
Seed and integrated products
HB4 soy and breeding program	31,679,681	29,802,534	27,611,142
Integrated seed products	2,841,008	3,137,158	2,558,220
Crop nutrition
Microbiological products	49,508,801	5,792,348	3,996,657
Other intangible assets
Trademarks and patents	59,760,753	8,267,041	6,923,256
Software	1,987,690	2,167,985	1,849,041
Customer loyalty	23,006,023	22,537,803	19,404,046
RG/RS/OX Wheat	5,000,000	5,000,000	5,000,000
Total	173,783,956	76,704,869	67,342,362
(1)	Includes $27.4 million of intangible assets not subject to amortization.

1.     Gross carrying amount as of June 30, 2023 is as follows:

	Gross carrying amount
	As of the		Additions from	Foreign
	beginning of		business	currency	As of the end
Class	the year	Additions	combination	translation	of the year
Seed and integrated products
HB4 soy and breeding program	31,371,088	3,587,337		—	34,958,425
Integrated seed products	3,181,155	—	—	38,653	3,219,808
Crop nutrition
Microbiological products	8,855,421	7,165,710	39,613,280	10,617	55,645,028
Other intangible assets
Trademarks and patents	12,183,045	49,748	55,420,441	—	67,653,234
Software	5,176,373	399,925	—	6,113	5,582,411
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	11,202,720	96,818,958	55,383	202,306,618

2.      Accumulated amortization as of June 30, 2023 is as follows:

	Amortization
	Accumulated
	as of			Accumulated
	beginning of		Foreign currency	as of the end
Class	the year	Of the year	translation	of the year
Seed and integrated products
HB4 soy and breeding program	1,568,554	1,710,190	—	3,278,744
Integrated seed products	43,997	332,531	2,272	378,800
Crop nutrition
Microbiological products	3,063,073	3,073,154	—	6,136,227
Other intangible assets
Trademarks and patents	3,916,004	3,976,477	—	7,892,481
Software	3,008,388	582,064	4,269	3,594,721
Customer loyalty	5,924,672	1,317,017	—	7,241,689
Total	17,524,688	10,991,433	6,541	28,522,662

3.     Gross carrying amount as of June 30, 2022 is as follows:

	Gross carrying amount
	As of the		Foreign
	beginning of		currency	As of the end
Class	the year	Additions	translation	of the year
Seed and integrated products
HB4 soy and breeding program	27,611,142	3,759,946	—	31,371,088
Integrated seed products	2,558,220	—	622,935	3,181,155
Crop nutrition
Microbiological products	6,037,680	1,389,738	1,428,003	8,855,421
Other intangible assets
Trademarks and patents	9,824,171	—	2,358,874	12,183,045
Software	3,784,593	389,039	1,002,741	5,176,373
Customer loyalty	23,203,397	—	5,259,078	28,462,475
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	78,019,203	5,538,723	10,671,631	94,229,557

4.      Accumulated amortization as of June 30, 2022 is as follows:

	Amortization
	Accumulated
	as of			Accumulated
	beginning of		Foreign currency	as of the end
Class	the year	Of the year	translation	of the year
Seed and integrated products
HB4 soy and breeding program	—	1,568,554	—	1,568,554
Integrated seed products	—	43,997	—	43,997
Crop nutrition
Microbiological products	2,041,023	505,133	516,917	3,063,073
Other intangible assets
Trademarks and patents	2,900,915	277,990	737,099	3,916,004
Software	1,935,552	591,077	481,759	3,008,388
Customer loyalty	3,799,351	1,174,641	950,680	5,924,672
Total	10,676,841	4,161,392	2,686,455	17,524,688

5.     Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from		Foreign
	beginning of		business	Transfers /	currency	As of the
Class	year	Additions	combination	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program (1)	7,345,923	20,471,002	—	(205,783)	—	27,611,142
Integrated seed products	2,296,955	—	—	—	261,265	2,558,220
Crop nutrition
Microbiological products	3,867,593	1,791,008	—	(51,716)	430,795	6,037,680
Other intangible assets
Trademarks and patents	8,432,746	4,834	499,329	—	887,262	9,824,171
Software	2,088,929	2,205,796	—	(711,441)	201,309	3,784,593
Customer loyalty	18,800,691	—	2,424,568	—	1,978,138	23,203,397
GLA/ARA safflower	—	2,931,699	—	(2,931,699)	—	—
RG/RS/OX Wheat	—	5,000,000	—	—	—	5,000,000
Total	42,832,837	32,404,339	2,923,897	(3,900,639)	3,758,769	78,019,203
(1)	Of the total additions, $18.4 million are associated with Arcadia’s transaction mentioned in Note 6.

6.     Accumulated amortization as of June 30, 2021 is as follows:

	Amortization
	Accumulated
	as of		Foreign	Accumulated
	beginning of		currency	as of the end of
Class	the year	Of the year	translation	the year
Crop nutrition
Microbiological products	1,363,962	523,992	153,069	2,041,023
Other intangible assets
Trademarks and patents	2,057,964	626,420	216,531	2,900,915
Software	1,401,964	396,207	137,381	1,935,552
Customer loyalty	2,675,483	842,363	281,505	3,799,351
Total	7,499,373	2,388,982	788,486	10,676,841

The amortization charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

7.9.  Goodwill

	06/30/2023	06/30/2022	06/30/2021
Rizobacter Argentina S.A.	28,080,271	28,080,271	22,277,336
Bioceres Crops S.A.	7,523,322	7,523,324	6,003,780
Pro farm Group, Inc. (Note 6)	76,089,749	—	—
Insumos Agroquímicos S.A.	470,090	470,090	470,090
	112,163,432	36,073,685	28,751,206

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Among the main groups of products are i) microbiological products (bio-inductors/inoculants, biological fertilizers and bio-controllers); ii) crop and seed protection (treatments, adjuvants, baits, stored grains and seed treatment); and iii) crop nutrition (fertilizers). Packs are generally a combination of a microbiological product (bio-inductors/inoculants) with a crop and seed protection product (treatments).

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products that previously were allocated on the equity participation.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products, both in the domestic markets.

Pro Farm Group Inc CGU. This CGU is composed of all revenues collected through Pro Farm from the production and sale of proprietary and third-party products, both in the domestic and international markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 16.90% for Rizobacter and Bioceres Crops, 22% for Insuagro and 12.60 % for Pro Farm.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

7.10.  Investment properties

	06/30/2023	06/30/2022	06/30/2021

Investment properties	3,589,749	—	—
	3,589,749	—	—

On May 3, 2023, the Group acquired a property from a client as a collection of its commercial debt. To date, we have not determined its future use and therefore it was classified as investment property.

The book value of the investment property does not differ significantly from its fair value.

7.11.  Trade and other payables

	06/30/2023	06/30/2022	06/30/2021
Current
Trade creditors	104,211,238	94,653,017	51,389,515
Shareholders and other related parties (Note 17)	35,292	44,579	52,864
Trade creditors - Parent company (Note 17)	644,191	670,730	193,718
Trade creditors - Joint ventures and associates (Note 17)	41,402,594	29,082,325	17,669,027
Taxes	3,561,058	1,265,771	2,556,945
Miscellaneous	953,301	133,198	229,339
	150,807,674	125,849,620	72,091,408

The trade and other payables include debts with grain producers. These debts represent payment obligations contracted by purchase contracts, which give the producer the right to set the price at any time between the delivery date and a future date. Those debts that are not fixed at closing are valued at their fair value and debts with a price set by the producer at their amortized cost.

The book value of financial instruments in this note is reasonable.

7.12.  Borrowings

	06/30/2023	06/30/2022	06/30/2021
Current
Bank overdrafts	—	—	32,838
Bank borrowings	61,303,952	48,305,535	33,684,287
Corporate bonds	35,547,510	12,845,934	24,742,752
Trust debt securities	7,296,506	6,492,733	3,470,448
Net loans payables- Parents companies and related parties to Parent (Note 17)	3,491,691	3,657,266	3,578,921
Subordinated loan	—	—	11,276,611
	107,639,659	71,301,468	76,785,857
Non-current
Bank borrowings	10,663,266	9,912,901	4,161,827
Corporate bonds	50,007,680	61,264,268	37,826,641
Net loans payables- Parent companies and related parties to Parent (Note 17)	—	3,000,000	6,000,000
	60,670,946	74,177,169	47,988,468

The carrying value of some borrowings as of June 30, 2023 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2023		06/30/2022		06/30/2021
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	60,302,563	57,209,155	48,305,535	46,589,131	33,684,287	32,770,615
Corporate Bonds	35,547,510	34,725,828	12,845,934	12,467,941	24,742,752	24,085,087

Non-current
Bank borrowings	10,663,266	10,374,646	9,912,901	9,344,755	4,161,827	3,864,666
Corporate Bonds	50,007,680	47,014,542	61,264,268	56,550,746	37,826,641	32,656,097

7.13.  Secured Notes

Secured Guaranteed Notes

On August 5, 2022, the 25% of the outstanding capital of the convertible note that we had issued in 2020 and which the 75% was already converted into shares on March 16, 2022, were converted into 1.5 million shares. Bioceres has repurchased such shares for $24 million issuing the “The Secured Guaranteed Notes”.

The Secured Guaranteed Notes due 2026 mature 48 months after the issue date and bear interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date and 14.0% from 37 through 48 months after the issue date. Interest is payable semi-annually. The Secured Guaranteed Notes due 2026 have no conversion rights into our ordinary shares.

The carrying value the Secured Guaranteed Notes as of June 30, 2023 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $25.1 million.

Secured Convertible Guaranteed Notes

On August 8, 2022, we issued the Secured Guaranteed Convertible Notes for a total principal amount of $55 million. The notes have a 4- year maturity and accrue interest at an annual interest rate of 9%, of which 5% is payable in cash and 4% in-kind. At any time up to maturity the note holders might opt to convert the outstanding principal amount into common shares of Bioceres at a strike price of $18 per share. The Company can repurchase the notes voluntarily 30 months after the issue date.

At inception, the fair value of the liability component of the Secured Convertible Guaranteed Notes was measured using a discount rate of 13.57%.

The carrying value the Secured Convertible Guaranteed Notes as of June 30, 2023 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $51.9 million.

Under the terms of the Secured Convertible Guaranteed Notes, the Group is in compliance with covenants.

7.14.  Employee benefits and social security

	06/30/2023	06/30/2022	06/30/2021
Current
Salaries, accrued incentives, vacations and social security	9,388,639	7,337,774	2,341,351
Key management personnel (Note 17)	218,068	281,347	2,338,727
	9,606,707	7,619,121	4,680,078

7.15.  Deferred revenue and advances from customers

	06/30/2023	06/30/2022	06/30/2021
Current
Advances from customers	9,216,032	5,895,313	6,277,313
Deferred revenue (Note 6)	15,659,630	—	—
	24,875,662	5,895,313	6,277,313
Non-current
Advances from customers	620,893	—	—
Deferred revenue (Note 6)	1,436,912	—	—
	2,057,805	—	—

7.16.  Provisions

	06/30/2023	06/30/2022	06/30/2021
Provisions for contingencies	891,769	603,022	449,847
	891,769	603,022	449,847

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 7.17.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

7.17.  Changes in allowances and provisions

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2022	Additions	combination	reversals	difference	06/30/2023
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,142,252)	(1,327,385)	—	1,797,648	(753,615)	(7,425,604)
Allowance for obsolescence	(1,104,750)	(1,066,777)	(531,232)	690,503	(480,243)	(2,492,499)

Total deducted from assets	(8,247,002)	(2,394,162)	(531,232)	2,488,151	(1,233,858)	(9,918,103)

INCLUDED IN LIABILITIES

Provisions for contingencies	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)

Total included in liabilities	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)

Total	(8,850,024)	(2,615,170)	(924,305)	2,488,151	(908,524)	(10,809,872)

				Currency
			Uses and	conversion
Item	06/30/2021	Additions	reversals	difference	06/30/2022
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(5,858,503)	(1,598,042)	—	314,293	(7,142,252)
Allowance for obsolescence	(1,112,950)	(849,641)	270,032	587,809	(1,104,750)

Total deducted from assets	(6,971,453)	(2,447,683)	270,032	902,102	(8,247,002)

INCLUDED IN LIABILITIES

Provisions for contingencies	(449,847)	(292,732)	—	139,557	(603,022)

Total included in liabilities	(449,847)	(292,732)	—	139,557	(603,022)

Total	(7,421,300)	(2,740,415)	270,032	1,041,659	(8,850,024)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2020	Additions	combination	reversals	difference	06/30/2021
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,886,832)	(698,741)	(852,926)	284,727	(704,731)	(5,858,503)
Allowance for impairment of related parties	(768)	—	—	565	203	—
Allowance for obsolescence	(1,107,870)	(643,530)	(8,850)	474,945	172,355	(1,112,950)

Total deducted from assets	(4,995,470)	(1,342,271)	(861,776)	760,237	(532,173)	(6,971,453)

INCLUDED IN LIABILITIES

Provisions for contingencies	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total included in liabilities	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total	(5,412,866)	(1,504,592)	(861,776)	763,740	(405,806)	(7,421,300)